UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4789

                           Scudder New Asia Fund, Inc.
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New Asia Fund, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares              Value ($)
                                                                                 ---------------------------------------

Common Stocks 97.1%
Australia 2.5%
Newcrest Mining Ltd.                                                                      157,588             1,743,018
Rio Tinto Ltd.                                                                             57,300             1,584,223
                                                                                                           ------------
(Cost $1,913,292)                                                                                             3,327,241

Bermuda 1.6%
Midland Realty Holdings Ltd.                                                            5,579,300             2,146,807
(Cost $975,201)

China 6.6%
Beijing Datang Power Generation Co., Ltd. "H"                                           1,586,000             1,291,721
Chen Hsong Holdings Ltd.                                                                  572,000               344,815
China Petroleum & Chemical Corp. "H"                                                    5,154,000             2,098,844
China Telecom Corp., Ltd. "H"                                                           4,400,000             1,424,971
China Vanke Co., Ltd. "B"                                                               2,135,400             1,153,064
Hainan Meilan Airport Co., Ltd. "H"                                                     1,327,400             1,098,129
Harbin Power Equipment Co., Ltd. "H"                                                    2,781,300               663,518
People's Food Holdings Ltd.                                                               961,900               662,690
                                                                                                           ------------
(Cost $7,400,346)                                                                                             8,737,752

Hong Kong 13.3%
BOC Hong Kong Holdings Ltd.                                                               590,700             1,079,627
Cheung Kong Holdings Ltd.                                                                 204,000             1,753,061
China Southern Airlines Co., Ltd. "H"*                                                  2,760,000             1,026,595
Fountain Set Holdings Ltd.                                                              3,029,000             2,272,726
Hong Kong Exchange & Clearing Ltd.                                                        890,000             2,020,483
Hongkong Land Holdings Ltd.                                                               646,000             1,272,620
Hutchison Whampoa Ltd.                                                                    309,000             2,417,577
Kingboard Chemical Holdings Ltd.                                                          910,000             1,873,305
Pacific Basin Shipping Ltd.*                                                              496,000               213,117
Shangri-La Asia Ltd.                                                                      942,000             1,008,856
Skyworth Digital Holdings Ltd.                                                          3,878,700             1,057,151
Wing Hang Bank Ltd.                                                                       254,000             1,661,483
                                                                                                           ------------
(Cost $16,354,345)                                                                                           17,656,601

India 4.9%
Corporation Bank                                                                               27                   165
Housing Development Finance Corp., Ltd.                                                    49,900               663,847
Jindal Iron & Steel Co., Ltd.                                                             157,300               906,643
Mahindra & Mahindra Ltd.                                                                  133,100             1,241,667
Reliance Industries Ltd.                                                                  182,300             2,058,572
Satyam Computer Services Ltd.                                                             195,200             1,605,328
                                                                                                           ------------
(Cost $6,276,092)                                                                                             6,476,222

Indonesia 2.7%
PT Bank Mandiri                                                                         7,177,500             1,137,045
PT Telekomunikasi Indonesia Tbk*                                                        5,346,000             2,423,894
                                                                                                           ------------
(Cost $2,285,403)                                                                                             3,560,939

Japan 20.7%
AEON Mall Co., Ltd.                                                                        43,000             2,458,930
Chiyoda Corp.*                                                                            430,000             3,264,239
Citizen Watch Co., Ltd.                                                                   207,000             2,030,574
JFE Holdings, Inc.                                                                         72,600             2,072,494
Kamigumi Co., Ltd.                                                                        138,000             1,001,173
KDDI Corp.                                                                                    188               914,405
Matsui Securities Co., Ltd.                                                                66,500             1,671,644
Mitsubishi Tokyo Financial Group, Inc.                                                        330             2,757,125
Mitsui O.S.K. Lines, Ltd.                                                                 271,000             1,628,538
Modec, Inc.                                                                                31,000               689,077
Nitto Denko Corp.                                                                          25,000             1,152,325
Park24 Co., Ltd.                                                                           47,000             1,384,427
Pioneer Corp.                                                                              36,000               752,761
Sammy Corp.                                                                                18,000               883,677
Sumitomo Corp.                                                                            309,000             2,303,559
Sumitomo Realty & Development Co., Ltd.                                                   166,000             1,773,262
Tosoh Corp.                                                                               172,000               697,414
                                                                                                           ------------
(Cost $20,051,025)                                                                                           27,435,624

Korea 19.5%
Daegu Bank                                                                                415,300             2,365,930
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                         69,300             1,000,341
GS Holdings Corp. *                                                                        60,900             1,303,678
Hynix Semiconductor, Inc.*                                                                 72,200               664,171
Hyundai Mobis                                                                              15,000               755,536
Korea Exchange Bank*                                                                      115,300               669,871
Korea Information Service, Inc.                                                            80,100             1,314,711
KT&G Corp.                                                                                 53,700             1,420,030
LG Electronics, Inc.                                                                       23,430             1,346,996
LG Engineering & Construction Corp.                                                        38,060               694,103
LG International Corp.                                                                    172,100             1,325,686
LG.Philips LCD Co., Ltd. (ADR)*                                                            42,600               645,390
NEPES Corp.*                                                                              106,900               805,811
NHN Corp.                                                                                  14,100             1,179,184
Samsung Electronics Co., Ltd.                                                              22,410             8,913,400
Ssangyong Motor Co.*                                                                       35,720               251,885
Taegu Department Store Co., Ltd.                                                          159,000             1,099,123
                                                                                                           ------------
(Cost $19,247,361)                                                                                           25,755,846

Malaysia 2.6%
Commerce Asset-Holding Bhd.                                                             1,085,700             1,285,697
Resorts World Bhd.                                                                        485,300             1,277,105
SP Setia Bhd.                                                                             942,300               917,503

(Cost $4,123,401)                                                                                          ------------
                                                                                                              3,480,305
Philippines 1.0%
Philippine Long Distance Telephone Co. (ADR)*                                              52,800             1,322,112
(Cost $934,408)

Singapore 2.9%
DBS Group Holdings Ltd. *                                                                 167,000             1,586,934
Elec & Eltek International Co., Ltd.                                                      341,800               980,966
Singapore Telecommunications Ltd.                                                         901,650             1,253,072
                                                                                                           ------------
(Cost $3,764,239)                                                                                             3,820,972

Taiwan 13.2%
China Steel Corp.                                                                       1,586,000             1,610,745
Chungwha Telecom Co., Ltd.                                                              1,071,000             1,781,322
CMC Magnetics Corp.                                                                     1,216,000               601,378
Compal Electronics, Inc.                                                                1,737,230             1,723,422
Hon Hai Precision Industry Co., Ltd.                                                      297,849             1,025,856
Hotai Motor Co., Ltd.                                                                     535,000               881,955
Hung Poo Real Estate Development Corp.                                                    775,000               563,512
Mega Financial Holding Co., Ltd.                                                        3,327,520             2,096,230
Nan Ya Plastic Corp.                                                                       65,062                94,806
Siliconware Precision Industries Co.                                                    3,147,400             2,158,799
Taiwan Semiconductor Manufacturing Co., Ltd.                                            2,540,040             3,237,672
United Microelectronics Corp. (ADR)*                                                      177,100               598,598
Yuanta Core Pacific Securities Co.*                                                     1,512,000             1,068,237
                                                                                                           ------------
(Cost $16,775,592)                                                                                           17,442,532

Thailand 5.6%
Bangkok Bank PCL (Foreign Registered)*                                                    797,400             1,896,966
Banpu Public Co., Ltd. (Foreign Registered)                                               280,800             1,085,086
PTT Exploration and Production PCL (Foreign Registered)                                   142,100             1,022,722
Siam City Bank PCL (Foreign Registered)                                                 1,549,400               849,448
Thai Olefin Co., Ltd. (Foreign Registered)*                                               591,900               900,609
The Siam Cement Public Co., Ltd. (Foreign Registered)                                     266,400             1,711,445
                                                                                                           ------------
(Cost $6,095,630)                                                                                             7,466,276


Total Common Stocks (Cost $106,196,335)                                                                     128,629,229

Preferred Stocks 1.9%
Korea
Daishin Securities Co., Ltd                                                               210,500             1,590,404
Samsung Electronics Co., Ltd.                                                               3,800               994,963
                                                                                                           ------------

Total Preferred Stocks (Cost $2,056,407)                                                                      2,585,367

Rights 0.0%
Hong Kong
Hutchison Telecommunications International*                                                 4,120                     0
(Cost $0)

Thailand
True Corp. PCL*                                                                           299,999                     0
(Cost $0)


Total Rights (Cost $0)                                                                                                0

Cash Equivalents 1.5%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $2,006,840)                                                                       2,006,840             2,006,840
                                                                                                           ------------

                                                                                         % of
                                                                                       Net Assets              Value ($)

Total Investment Portfolio  (Cost $110,259,582)                                             100.5           133,221,436
Other Assets and Liabilities, Net                                                            -0.5              -704,987
                                                                                                           ------------
Net Assets                                                                                  100.0           132,516,449
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At September 30, 2004, the Scudder New Asia, Inc. Fund had the following sector diversification:

                                                                                                              As a % of
                                                                                                             Investment
Sector                                                                                    Market Value ($)    Portfolio
------------------------------------------------------------------------------------------------------------------------
Financials                                                                             32,459,935                 24.4%
Information Technology                                                                 28,837,157                 21.7%
Industrials                                                                            25,195,356                 18.9%
Materials                                                                              17,032,462                 12.8%
Consumer Discretionary                                                                 12,073,903                  9.1%
Telecommunication Services                                                              9,119,776                  6.9%
Energy                                                                                  3,121,566                  2.3%
Consumer Staples                                                                        2,082,720                  1.6%
Utilities                                                                               1,291,721                  1.0%
------------------------------------------------------------------------------------------------------------------------
Total Common and Preferred Stocks                                                     131,214,596                 98.5%
------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                                                                        2,006,840                  1.5%
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio (excluding cash equivalents)                               133,221,436                100.0%
------------------------------------------------------------------------------------------------------------------------


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR:  American Depository Receipts.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New Asia Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New Asia Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004